Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.52%
Aerospace & Defense–1.66%
General Dynamics Corp.	1,136,788	$199,438,087
Raytheon Co.	525,727	116,154,123
		315,592,210
Air Freight & Logistics–0.86%
United Parcel Service, Inc., Class B	1,588,360	164,427,027
Apparel Retail–1.22%
TJX Cos., Inc. (The)	3,932,146	232,153,900
Apparel, Accessories & Luxury Goods–0.45%
Columbia Sportswear Co.	903,433	84,850,427
Asset Management & Custody Banks–0.55%
Federated Hermes, Inc., Class B	2,886,240	104,568,475
Brewers–3.09%
Anheuser-Busch InBev S.A./N.V. (Belgium)	2,783,215	209,987,053
Heineken N.V. (Netherlands)	3,470,245	377,710,617
		587,697,670
Construction Machinery & Heavy Trucks–0.91%
Cummins, Inc.	1,082,360	173,145,129
Consumer Finance–1.32%
American Express Co.	1,936,325	251,470,528
Data Processing & Outsourced Services–1.26%
Automatic Data Processing, Inc.	1,400,738	240,072,486
Diversified Chemicals–0.67%
BASF SE (Germany)	1,874,212	127,157,558
Electric Utilities–13.05%
American Electric Power Co., Inc.	2,914,166	303,714,380
Duke Energy Corp.	2,499,899	244,065,139
Entergy Corp.	5,199,303	683,812,331
Exelon Corp.	9,427,795	448,668,764
PPL Corp.	14,013,235	507,138,975
SSE PLC (United Kingdom)	14,945,278	298,653,936
		2,486,053,525
Electrical Components & Equipment–1.83%
ABB Ltd. (Switzerland)	10,993,134	255,821,196
Emerson Electric Co.	1,297,262	92,922,877
		348,744,073
Fertilizers & Agricultural Chemicals–0.46%
Nutrien Ltd. (Canada)	2,064,966	88,144,121
Food Distributors–1.21%
Sysco Corp.	2,796,559	229,709,356
General Merchandise Stores–1.31%
Target Corp.	2,261,361	250,423,117
Household Products–5.19%
Kimberly-Clark Corp.	3,014,728	431,829,639
Shares		Value
Household Products–(continued)
Procter & Gamble Co. (The)	4,472,788	$557,398,840
		989,228,479
Industrial Conglomerates–1.87%
3M Co.	776,525	123,203,457
Siemens AG (Germany)	1,876,667	232,407,679
		355,611,136
Industrial Machinery–2.48%
Flowserve Corp.(b)	7,621,382	355,766,112
Pentair PLC	2,692,806	115,602,161
		471,368,273
Integrated Oil & Gas–3.29%
Royal Dutch Shell PLC, Class B (United Kingdom)	1,946,560	51,252,875
Suncor Energy, Inc. (Canada)	7,722,624	236,043,631
TOTAL S.A. (France)	6,954,711	338,907,893
		626,204,399
Integrated Telecommunication Services–4.14%
AT&T, Inc.	13,124,091	493,728,303
BT Group PLC (United Kingdom)	51,382,506	109,499,794
Deutsche Telekom AG (Germany)	11,466,310	185,771,395
		788,999,492
IT Consulting & Other Services–0.52%
International Business Machines Corp.	685,814	98,572,046
Motorcycle Manufacturers–1.16%
Harley-Davidson, Inc.	6,637,496	221,692,367
Multi-line Insurance–3.24%
Hartford Financial Services Group, Inc. (The)	10,408,833	617,035,620
Multi-Utilities–6.13%
Consolidated Edison, Inc.	2,735,521	257,138,974
Dominion Energy, Inc.	5,757,452	493,701,509
Sempra Energy	2,593,734	416,657,430
		1,167,497,913
Oil & Gas Equipment & Services–0.73%
Baker Hughes Co., Class A	6,448,831	139,681,680
Oil & Gas Exploration & Production–1.40%
ConocoPhillips	4,499,135	267,383,593
Packaged Foods & Meats–10.06%
Campbell Soup Co.	8,475,754	410,141,736
Danone S.A. (France)	1,435,301	114,942,005
General Mills, Inc.	11,366,532	593,560,301
Kraft Heinz Co. (The)	4,210,182	122,937,314
Mondelez International, Inc., Class A	7,063,745	405,317,688
Nestle S.A. (Switzerland)	2,435,982	268,917,770
		1,915,816,814
Paper Packaging–2.25%
Avery Dennison Corp.	817,284	107,260,352

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Paper Packaging–(continued)
International Paper Co.	4,604,920	$187,512,342
Sonoco Products Co.	2,355,955	134,619,269
		429,391,963
Personal Products–1.28%
L’Oreal S.A. (France)	870,906	244,038,199
Pharmaceuticals–7.83%
Bayer AG (Germany)	3,678,524	297,035,780
Bristol-Myers Squibb Co.	4,387,257	276,177,828
Eli Lilly and Co.	2,521,480	352,099,467
Johnson & Johnson	1,630,599	242,747,273
Merck & Co., Inc.	3,774,173	322,465,341
		1,490,525,689
Property & Casualty Insurance–1.64%
Travelers Cos., Inc. (The)	2,370,761	312,039,563
Regional Banks–7.26%
Comerica, Inc.	1,651,413	101,000,419
Cullen/Frost Bankers, Inc.	1,423,255	126,897,416
Fifth Third Bancorp	6,343,016	180,458,805
KeyCorp	1,873,101	35,045,720
M&T Bank Corp.	2,467,243	415,779,790
PNC Financial Services Group, Inc. (The)	1,471,304	218,562,209
Zions Bancorporation N.A.	6,696,044	304,603,042
		1,382,347,401
Shares		Value
Restaurants–0.41%
Darden Restaurants, Inc.	666,495	$77,600,013
Soft Drinks–2.83%
Coca-Cola Co. (The)	9,226,772	538,843,485
Specialized REITs–1.53%
Weyerhaeuser Co.	10,087,950	292,046,153
Specialty Chemicals–0.43%
DuPont de Nemours, Inc.	1,581,451	80,938,662
Total Common Stocks & Other Equity Interests (Cost $13,256,106,016)		18,191,072,542
Money Market Funds–4.32%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)	287,938,322	287,938,322
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)	205,898,837	205,981,197
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)	329,072,368	329,072,368
Total Money Market Funds (Cost $822,931,687)		822,991,887
TOTAL INVESTMENTS IN SECURITIES–99.84% (Cost $14,079,037,703)		19,014,064,429
OTHER ASSETS LESS LIABILITIES—0.16%		30,451,493
NET ASSETS–100.00%		$19,044,515,922
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough to the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2020	Dividend Income
Flowserve Corp.	$372,228,297	$-	$-	$(16,462,185)	$-	$355,766,112	$1,448,063

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/10/2020	Citibank N.A.	EUR	401,092,291	USD	448,662,238	$3,669,455
02/10/2020	Royal Bank of Canada	EUR	392,621,053	USD	438,406,667	2,812,320
Total Forward Foreign Currency Contracts						$6,481,775

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$15,078,968,792	$3,112,103,750	$—	$18,191,072,542
Money Market Funds	822,991,887	—	—	822,991,887
Total Investments in Securities	15,901,960,679	3,112,103,750	—	19,014,064,429
Other Investments - Assets*
Forward Foreign Currency Contracts	—	6,481,775	—	6,481,775
Total Investments	$15,901,960,679	$3,118,585,525	$—	$19,020,546,204

*	Unrealized appreciation.
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Diversified Dividend Fund